Label	Element	Value
CoinShares Bitcoin and Ether ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	57.10%
CoinShares Bitcoin and Ether ETF | First American Treasury Obligations Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	47.60%
CoinShares Bitcoin and Ether ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	57.10%
CoinShares Bitcoin and Ether ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	47.60%
CoinShares Bitcoin and Ether ETF | Futures Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.20%)
CoinShares Bitcoin and Ether ETF | Reverse Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(37.30%)
CoinShares Bitcoin and Ether ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	33.80%
CoinShares Bitcoin and Ether ETF | CME Ether Futures Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	50.20%
CoinShares Bitcoin and Ether ETF | CME Bitcoin Futures Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	49.80%